UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Angus NG Macdonald 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 98.3%
ARGENTINA - 1.5%
MercadoLibre, Inc.	338,900	$32,724,184

AUSTRALIA - 3.7%
Brambles Ltd.	3,046,989	27,015,922
Cochlear Ltd.	285,039	20,248,998
Treasury Wine Estates Ltd.	1,509,691	8,974,583
Woolworths Ltd.	665,267	23,486,286
		79,725,789
BELGIUM - 0.7%
Groupe Bruxelles Lambert SA	187,155	14,335,711

BERMUDA - 0.6%
Seadrill Ltd.	349,678	12,743,448

CANADA - 3.9%
Cenovus Energy, Inc.	346,701	10,737,032
Eldorado Gold Corp.	1,258,815	12,032,381
Fairfax Financial Holdings Ltd.	90,368	35,286,086
Ritchie Bros. Auctioneers, Inc.	795,218	17,272,100
Westport Innovations, Inc. (a)	324,929	9,602,174
		84,929,773
CHINA - 9.4%
Baidu, Inc. ADR (a)	256,664	22,509,433
Cheung Kong Holdings Ltd.	1,194,000	17,688,227
China Mobile Ltd.	1,927,000	20,438,519
China Shenhua Energy Co., Ltd., H Shares, Class H	6,528,500	23,820,176
Hang Seng Bank Ltd.	1,118,600	17,972,969
Hong Kong Exchanges and Clearing Ltd.	2,122,400	36,267,180
Kunlun Energy Co., Ltd.	16,588,000	35,340,940
Want Want China Holdings Ltd.	18,379,000	28,312,051
		202,349,495
DENMARK - 2.1%
DSV A/S	911,571	22,060,178
Novozymes A/S, B Shares	656,722	22,299,879
		44,360,057
FINLAND - 3.4%
Kone Oyj, B Shares	551,155	43,456,959
Sampo Oyj, A Shares	744,067	28,698,052
		72,155,011
FRANCE - 3.7%
Compagnie Generale d’Optique Essillor International SA	327,373	36,428,955
Edenred	635,501	20,827,584
Lafarge SA	322,538	21,474,050
		78,730,589
GERMANY - 3.7%
Brenntag AG	130,261	20,368,593
Continental AG	166,609	19,969,854
Deutsche Boerse AG	396,580	24,057,778
Sky Deutschland AG (a)	2,819,225	15,569,984
		79,966,209

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

INDIA - 0.8%
IDFC, Ltd.	6,421,969	$17,027,650

IRELAND - 3.2%
CRH Plc.	826,064	18,281,270
James Hardie Industries Plc. SE CDI	2,133,078	22,376,412
Ryanair Holdings Plc. ADR SE	695,834	29,071,944
		69,729,626
JAPAN - 7.7%
Fast Retailing Co., Ltd.	72,500	23,184,559
Inpex Corp.	2,846	15,327,931
Mitsui & Co., Ltd.	1,003,800	14,151,653
Olympus Corp. (a)	813,700	19,308,290
Rakuten, Inc.	2,522,600	25,799,048
Shimano, Inc.	214,100	17,524,948
SMC Corp.	129,800	25,205,568
Tokyo Electron Ltd.	283,400	12,091,062
Trend Micro, Inc.	437,000	12,269,978
		164,863,037
NETHERLANDS - 3.0%
Heineken Holding NV	478,912	30,729,267
Unilever NV CVA	840,789	34,450,220
		65,179,487
NORWAY - 1.0%
Aker Solutions ASA	1,088,449	20,430,566

PERU - 1.3%
Credicorp Ltd.	167,015	27,732,841

PORTUGAL - 0.3%
Galp Energia, SGPS, SA	477,745	7,489,600

RUSSIA - 2.3%
Magnit OJSC GDR Reg S	716,989	32,462,190
Sberbank of Russia ADR	1,263,910	16,260,353
		48,722,543
SINGAPORE - 1.6%
United Overseas Bank Ltd.	2,149,175	35,431,198

SOUTH AFRICA - 3.0%
Massmart Holdings Ltd.	796,445	16,478,382
Naspers Ltd., N Shares	766,861	47,780,112
		64,258,494
SOUTH KOREA - 4.3%
Hyundai Mobis	59,368	16,666,086
NHN Corp.	55,401	13,393,266
Samsung Electronics Co., Ltd.	45,529	62,057,412
		92,116,764
SPAIN - 1.5%
Inditex SA	249,831	33,292,689

SWEDEN - 6.8%
Atlas Copco AB, B Shares	2,654,127	67,245,754
Svenska Handelsbanken AB, A Shares	1,308,889	55,982,707
Volvo AB, B Shares	1,531,041	22,352,945
		145,581,406

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SWITZERLAND - 3.1%
Nestle SA	921,112	$66,665,126

TAIWAN - 3.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,200,023	17,840,128
Taiwan Semiconductor Manufacturing Co., Ltd.	17,860,000	59,817,714
		77,657,842
TURKEY - 1.6%
BIM Birlesik Magazalar A/S	417,042	20,327,505
Turkiye Garanti Bankasi A/S	2,750,467	14,605,585
		34,933,090
UNITED KINGDOM - 20.0%
Amlin Plc.	3,687,822	23,754,324
Antofagasta Plc.	1,172,755	17,604,321
ARM Holdings Plc.	2,977,638	41,955,903
BG Group Plc.	1,065,648	18,337,805
BHP Billiton Plc.	619,699	18,046,780
British American Tobacco Plc.	827,818	44,389,893
Burberry Group Plc.	424,203	8,588,014
Capita Plc.	2,024,258	27,670,484
Experian Plc.	1,862,523	32,281,373
Hargreaves Lansdown Plc.	1,017,172	13,449,181
Petrofac Ltd.	494,142	10,786,965
Premier Farnell Plc.	3,987,052	13,524,226
Prudential Plc.	1,934,385	31,417,521
Rio Tinto Plc.	1,037,166	48,851,247
St James’s Place Plc.	1,574,539	12,175,543
Tullow Oil Plc.	1,983,715	37,134,829
Wolseley Plc.	601,651	30,005,183
		429,973,592
UNITED STATES - 0.5%
PriceSmart, Inc.	141,529	11,015,202

Total Common Stocks (cost $1,759,315,969)		2,114,121,019

PREFERRED STOCKS - 0.7%
BRAZIL - 0.7%
Itau Unibanco Holding SA ADR (cost $15,416,131)	820,555	14,605,879

TOTAL INVESTMENTS - 99.0% (cost $1,774,732,100)		2,128,726,898
Other assets less liabilities - 1.0%		22,092,356
NET ASSETS - 100.0%		$2,150,819,254

(a) Non-income producing security.

ADR - American Depositary Receipt.

CDI – Chess Depositary Interest.

GDR - Global Depository Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford International Equity Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2013, the aggregate cost of investment securities for income tax purposes was $1,774,732,100. Net unrealized appreciation aggregated $353,994,798 of which $414,354,631 related to appreciated investment securities and $60,359,833 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s assets carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$32,724,184	$—	$—	$32,724,184
Australia	—	79,725,789	—	79,725,789
Belgium	—	14,335,711	—	14,335,711
Bermuda	—	12,743,448	—	12,743,448
Canada	84,929,773	—	—	84,929,773
China	22,509,433	179,840,062	—	202,349,495
Denmark	—	44,360,057	—	44,360,057
Finland	—	72,155,011	—	72,155,011
France	—	78,730,589	—	78,730,589
Germany	—	79,966,209	—	79,966,209
India	—	17,027,650	—	17,027,650
Ireland	29,071,944	40,657,682	—	69,729,626
Japan	—	164,863,037	—	164,863,037
Netherlands	—	65,179,487	—	65,179,487
Norway	—	20,430,566	—	20,430,566
Peru	27,732,841	—	—	27,732,841
Portugal	—	7,489,600	—	7,489,600
Russia	—	48,722,543	—	48,722,543
Singapore	—	35,431,198	—	35,431,198
South Africa	16,478,382	47,780,112	—	64,258,494
South Korea	—	92,116,764	—	92,116,764
Spain	—	33,292,689	—	33,292,689
Sweden	—	145,581,406	—	145,581,406
Switzerland	—	66,665,126	—	66,665,126
Taiwan	17,840,128	59,817,714	—	77,657,842
Turkey	—	34,933,090	—	34,933,090
United Kingdom	—	429,973,592	—	429,973,592
United States	11,015,202	—	—	11,015,202
Total Common Stocks	242,301,887	1,871,819,132	—	2,114,121,019
Preferred Stocks
Brazil	14,605,879	—	—	14,605,879
Total	$256,907,766	$1,871,819,132	$—	$2,128,726,898

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $1,808,437,407 and $285,996,524, respectively. $18,227,007 was transferred out of Level 2 into Level 1 and $7,485,513 was transferred out of Level 1 into Level 2 during the quarter ended March 31, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 96.9%
ARGENTINA - 0.7%
MercadoLibre, Inc.	150,300	$14,512,968

AUSTRALIA - 4.5%
Brambles Ltd.	3,659,630	32,447,862
Cochlear Ltd.	143,913	10,223,492
Fortescue Metals Group Ltd.	7,249,196	30,011,851
Woodside Petroleum Ltd.	631,366	23,664,215
		96,347,420
BRAZIL - 0.8%
BM&F Bovespa SA	2,510,000	16,880,317

CHILE - 0.5%
Sociedad Quimica y Minera de Chile SA ADR	189,500	10,507,775

CHINA - 11.0%
AIA Group Ltd.	10,859,200	47,744,946
Baidu, Inc. ADR (a)	851,500	74,676,550
CNOOC Ltd.	4,539,000	8,728,066
Hong Kong Exchanges and Clearing Ltd.	1,254,000	21,428,121
New Oriental Education & Technology Group ADR	482,000	8,676,000
Tencent Holdings Ltd.	2,033,000	65,024,718
Youku Tudou, Inc. ADR (a)	501,166	8,404,554
		234,682,955
DENMARK - 3.6%
Novo Nordisk A/S, B Shares	331,313	53,401,734
Novozymes A/S, B Shares	699,090	23,738,542
		77,140,276
FRANCE - 7.6%
Compagnie Generale d’Optique Essillor International SA	327,766	36,472,687
L’Oreal SA	400,158	63,486,599
PPR	281,004	61,800,797
		161,760,083
GERMANY - 3.6%
Adidas AG	224,315	23,317,450
Aixtron SE NA	854,909	12,494,297
HeidelbergCement AG	247,975	17,880,772
SMA Solar Technology AG	172,524	4,128,147
Volkswagen AG	101,016	19,052,134
		76,872,800
INDIA - 0.5%
Housing Development Finance Corp.	744,200	11,339,470

IRELAND - 0.6%
James Hardie Industries SE CDI	1,292,501	13,558,592

ITALY - 3.4%
Fiat SpA (a)	6,880,309	36,753,614
UniCredit SpA (a)	8,347,031	35,829,255
		72,582,869

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

JAPAN - 8.0%
Gree, Inc.	1,490,900	$18,781,095
Kyocera Corp.	141,000	12,937,103
Rakuten, Inc.	5,014,200	51,281,053
Sanrio Co., Ltd.	307,200	13,644,068
SMC Corp.	195,000	37,866,609
Softbank Corp.	609,300	28,071,532
Yamada Denki Co., Ltd.	148,670	6,821,070
		169,402,530
LUXEMBOURG - 0.0%
Reinet Investments SCA (a)	43,081	834,428

NORWAY - 0.9%
Schibsted ASA	402,117	17,994,422

PERU - 1.3%
Credicorp Ltd.	168,841	28,036,048

PORTUGAL - 0.9%
Jeronimo Martins SGPS SA	1,027,937	20,021,923

RUSSIA - 0.4%
Mail.ru Group Ltd. GDR Reg S	306,205	8,481,879

SINGAPORE - 0.7%
Singapore Exchange Ltd.	2,236,000	13,929,515

SOUTH AFRICA - 0.3%
Impala Platinum Holdings Ltd.	356,300	5,259,379

SOUTH KOREA - 3.1%
Celltrion, Inc.	242,540	11,658,353
NHN Corp.	86,753	20,972,654
Samsung Electronics Co., Ltd.	24,129	32,888,561
		65,519,568
SPAIN - 5.7%
Banco Santander SA	5,407,459	36,633,656
Distribuidora Internacional de Alimentacion SA	1,635,685	11,352,332
Inditex SA	556,156	74,113,816
		122,099,804
SWEDEN - 9.4%
Alfa Laval AB	1,186,678	27,394,653
Atlas Copco AB, A Shares	2,922,144	83,145,316
Elekta AB, B Shares	947,844	14,377,850
Sandvik AB	1,909,943	29,462,289
Svenska Handelsbanken AB, A Shares	1,095,843	46,870,481
		201,250,589

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

SWITZERLAND - 8.8%
ABB Ltd.	1,215,075	$27,584,194
Compagnie Financiere Richemont SA, Br A	733,269	57,731,538
Geberit AG	125,232	30,878,981
Swatch Group AG (The)	19,604	11,429,097
Syngenta AG	143,407	60,009,835
		187,633,645
TAIWAN - 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	876,406	15,065,419

TURKEY - 1.4%
BIM Birlesik Magazalar A/S	226,693	11,049,494
Turkiye Garanti Bankasi A/S	3,615,759	19,200,476
		30,249,970
UNITED KINGDOM - 18.5%
Aggreko Plc.	368,182	9,992,663
ARM Holdings Plc.	4,588,000	64,646,435
BG Group Plc.	1,145,251	19,707,624
BHP Billiton Plc.	1,004,055	29,239,937
British American Tobacco Plc.	757,735	40,631,849
Meggitt Plc.	4,748,189	35,527,150
Prudential Plc.	4,590,438	74,556,091
Rolls-Royce Holdings Plc.	3,737,520	64,312,325
Standard Chartered Plc.	2,193,638	56,960,506
		395,574,580
Total Common Stocks (cost $1,549,769,360)		2,067,539,224

PREFERRED STOCKS - 2.0%
BRAZIL - 0.9%
Itau Unibanco Holding SA ADR	1,153,380	20,530,164

GERMANY - 1.1%
Porsche Automobil Holding SE	317,667	23,274,423

Total Preferred Stocks (cost $42,200,337)		43,804,587

TOTAL INVESTMENTS - 98.9% (cost $1,591,969,697)		2,111,343,811
Other assets less liabilities - 1.1%		22,598,279
NET ASSETS - 100.0%		$2,133,942,090

(a) Non-income producing security.

ADR - American Depositary Receipt.

CDI - Chess Depositary Interest.

GDR - Global Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2013 (unaudited)	Baillie Gifford EAFE Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2013, the aggregate cost of investment securities for income tax purposes was $1,591,969,697. Net unrealized appreciation aggregated $519,374,114 of which $605,866,867 related to appreciated investment securities and $86,492,753 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s assets carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$14,512,968	$—	$—	$14,512,968
Australia	—	96,347,420	—	96,347,420
Brazil	16,880,317	—	—	16,880,317
Chile	10,507,775	—	—	10,507,775
China	91,757,104	142,925,851	—	234,682,955
Denmark	—	77,140,276	—	77,140,276
France	—	161,760,083	—	161,760,083
Germany	—	76,872,800	—	76,872,800
India	—	11,339,470	—	11,339,470
Ireland	—	13,558,592	—	13,558,592
Italy	—	72,582,869	—	72,582,869
Japan	—	169,402,530	—	169,402,530
Luxembourg	834,428	—	—	834,428
Norway	—	17,994,422	—	17,994,422
Peru	28,036,048	—	—	28,036,048
Portugal	20,021,923	—	—	20,021,923
Russia	8,481,879	—	—	8,481,879
Singapore	—	13,929,515	—	13,929,515
South Africa	—	5,259,379	—	5,259,379
South Korea	—	65,519,568	—	65,519,568
Spain	—	122,099,804	—	122,099,804
Sweden	—	201,250,589	—	201,250,589
Switzerland	—	187,633,645	—	187,633,645
Taiwan	15,065,419	—	—	15,065,419
Turkey	—	30,249,970	—	30,249,970
United Kingdom	—	395,574,580	—	395,574,580
Total Common Stocks	206,097,861	1,861,441,363	—	2,067,539,224
Preferred Stocks
Brazil	20,530,164	—	—	20,530,164
Germany	—	23,274,423	—	23,274,423
Total Preferred Stocks	20,530,164	23,274,423	—	43,804,587
Total	$226,628,025	$1,884,715,786	$—	$2,111,343,811

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $1,863,330,191 and $212,987,461 respectively. $30,571,898 was transferred out of Level 2 into Level 1 and $14,779,204 was transferred out of Level 1 into Level 2 during the quarter ended March 31.2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 97.8%
AUSTRALIA - 8.1%
Aristocrat Leisure Ltd.	616,558	$2,359,468
Brambles Ltd.	258,106	2,288,480
Cochlear Ltd.	48,267	3,428,859
Mesoblast Ltd. (a)	135,884	871,769
Seek Ltd.	227,027	2,399,957
Treasury Wine Estates Ltd.	293,636	1,745,563
Woolworths Ltd.	46,911	1,656,125
		14,750,221
BELGIUM - 0.6%
Colruyt SA	22,217	1,073,939

CHINA - 6.9%
BOC Hong Kong Holdings Ltd.	498,500	1,667,297
Cafe de Coral Holdings Ltd.	668,000	2,037,547
Jardine Strategic Holdings Ltd.	71,400	2,831,780
Li & Fung Ltd.	1,388,000	1,918,748
Mindray Medical International Ltd. ADR	59,700	2,384,418
Tsingtao Brewery Co. Ltd., Class H	262,000	1,671,742
		12,511,532
DENMARK - 4.6%
Carlsberg A/S, B Shares	42,580	4,151,300
Novo Nordisk A/S, B Shares	14,572	2,348,746
Novozymes A/S, B Shares	53,070	1,802,063
		8,302,109
FINLAND - 1.4%
Kone Oyj, B Shares	32,169	2,536,432

FRANCE - 3.0%
BioMerieux	11,391	1,075,075
Legrand SA	45,867	2,001,073
Total SA	50,687	2,427,606
		5,503,754
GERMANY - 2.0%
Adidas AG	21,758	2,261,735
Celesio AG	74,159	1,395,297
		3,657,032
INDIA - 0.8%
Mahindra & Mahindra Ltd. GDR	96,122	1,534,393

ITALY - 2.1%
EXOR SpA	52,719	1,477,691
Fiat Industrial SpA	206,804	2,332,240
		3,809,931

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

JAPAN - 15.2%
Asahi Group Holdings Ltd.	100,900	$2,412,782
Fast Retailing Co., Ltd.	7,600	2,430,381
Kao Corp.	89,300	2,888,134
MS&AD Insurance Group Holdings, Inc.	183,100	4,078,267
Namco Bandai Holdings, Inc.	131,000	2,317,317
Olympus Corp. (a)	89,200	2,116,627
Rakuten, Inc.	152,500	1,559,643
Sankyo Co., Ltd.	33,400	1,563,825
Shimano, Inc.	34,100	2,791,223
SMC Corp.	9,500	1,844,783
THK Co., Ltd.	127,000	2,523,504
Yamaha Motor Co., Ltd.	78,800	1,067,054
		27,593,540
NETHERLANDS - 0.9%
QIAGEN NV (a)	74,714	1,559,884

SINGAPORE - 1.5%
United Overseas Bank Ltd.	165,163	2,722,869

SOUTH AFRICA - 1.0%
Clicks Group Ltd.	272,045	1,717,879

SOUTH KOREA - 1.2%
Samsung Electronics Co., Ltd. GDR Reg S	3,300	2,222,645

SPAIN - 2.2%
Corporacion Financiera Alba SA	33,976	1,486,255
Distribuidora Internacional de Alimentacion SA	349,249	2,423,933
		3,910,188
SWEDEN - 8.0%
Atlas Copco AB, B Shares	146,022	3,699,657
Investment AB Kinnevik, B Shares	82,492	2,002,553
Investor AB, B Shares	49,629	1,435,598
Scania AB, B Shares,	125,796	2,639,197
Svenska Handelsbanken AB, A Shares	112,142	4,796,444
		14,573,449
SWITZERLAND - 9.7%
Geberit AG (a)	8,913	2,197,716
Nestle SA	64,201	4,646,523
Roche Holding AG - Genusschein	28,037	6,536,074
Schindler Holding AG, Participating Certificates	15,802	2,317,762
UBS AG (a)	126,172	1,940,174
		17,638,249
TAIWAN - 2.3%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	361,967	2,017,966
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	123,000	2,114,370
		4,132,336
TURKEY - 1.5%
Turkiye Garanti Bankasi A/S	493,407	2,620,100

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

UNITED KINGDOM - 21.4%
AMEC Plc.	67,321	$1,081,864
ASOS Plc. (a)	67,100	3,420,387
BG Group Plc.	248,033	4,268,183
BHP Billiton Plc.	86,000	2,504,479
Hargreaves Lansdown Plc.	195,000	2,578,315
Imperial Tobacco Group Plc.	62,200	2,175,472
Intertek Group Plc.	50,000	2,583,633
John Wood Group Plc.	258,432	3,414,582
Johnson Matthey Plc.	74,529	2,614,556
Kazakhmys Plc.	109,000	652,240
Mitchells & Butlers Plc. (a)	394,334	1,956,444
Pearson Plc.	81,600	1,468,249
Rightmove Plc.	93,901	2,543,062
Standard Chartered Plc.	97,520	2,532,227
Unilever Plc.	74,905	3,168,282
Weir Group Plc. (The)	53,000	1,828,547
		38,790,522
UNITED STATES - 3.4%
Coca-Cola Enterprises, Inc.	68,589	2,532,306
Mettler-Toledo International, Inc. (a)	11,622	2,478,043
Protalix BioTherapeutics, Inc. (a)	210,759	1,157,067
		6,167,416
Total Common Stocks (cost $146,321,173)		177,328,420

PREFERRED STOCKS - 0.5%
BRAZIL - 0.5%
Itau Unibanco Holding SA ADR (cost $1,099,343)	49,400	879,320

TOTAL INVESTMENTS - 98.3% (cost $147,420,516)		178,207,740
Other assets less liabilities - 1.7%		3,038,881
NET ASSETS - 100.0%		$181,246,621

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

At March 31, 2013, the aggregate cost of investment securities for income tax purposes was $147,420,516. Net unrealized appreciation aggregated $30,787,224 of which $36,110,937 related to appreciated investment securities and $5,323,713 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$14,750,221	$—	$14,750,221
Belgium	—	1,073,939	—	1,073,939
Brazil	—	—	—	—
China	2,384,418	10,127,114	—	12,511,532
Denmark	—	8,302,109	—	8,302,109
Finland	—	2,536,432	—	2,536,432
France	—	5,503,754	—	5,503,754
Germany	—	3,657,032	—	3,657,032
India	—	1,534,393	—	1,534,393
Italy	—	3,809,931	—	3,809,931
Japan	—	27,593,540	—	27,593,540
Netherlands	—	1,559,884	—	1,559,884
Singapore	—	2,722,869	—	2,722,869
South Africa	—	1,717,879	—	1,717,879
South Korea	—	2,222,645	—	2,222,645
Spain	—	3,910,188	—	3,910,188
Sweden	—	14,573,449	—	14,573,449
Switzerland	—	17,638,249	—	17,638,249
Taiwan	4,132,336	—	—	4,132,336
Turkey	—	2,620,100	—	2,620,100
United Kingdom	—	38,790,522	—	38,790,522
United States	6,167,416	—	—	6,167,416
Total Common Stocks	12,684,170	164,644,250	—	177,328,420
Preferred Stocks
Brazil	879,320	—	—	879,320
Total	$13,563,490	$164,644,250	$—	$178,207,740

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. There were no transfers between Level 1 and Level 2 during the quarter ended March 31, 2013.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 94.2%
ARGENTINA - 1.5%
Arcos Dorados Holdings, Inc., Class A	237,513	$3,135,172
MercadoLibre, Inc.	41,200	3,978,272
		7,113,444
AUSTRALIA - 0.3%
African Petroleum Corp., Ltd. (a)	5,211,000	1,356,353

BRAZIL - 3.6%
Embraer SA ADR	215,167	7,675,007
JBS SA (a)	1,980,000	6,653,074
Tractebel Energia SA	135,800	2,325,888
		16,653,969
CANADA - 0.4%
Niko Resources Ltd.	276,759	1,740,897

CHINA - 16.3%
Beijing Enterprises Holdings Ltd.	425,000	3,277,903
China Mobile Ltd.	1,888,000	20,024,869
China Petroleum & Chemical Corp., Class H	4,188,000	4,911,291
China Resources Enterprise Ltd.	1,368,000	4,064,919
China Taiping Insurance Holdings Co., Ltd. (a)	1,344,000	2,297,060
CNOOC Ltd.	3,210,000	6,172,525
Hang Lung Properties Ltd.	1,663,000	6,226,036
Hengan International Group Co., Ltd.	472,000	4,630,509
Kunlun Energy Co., Ltd.	2,656,000	5,658,641
Lenovo Group Ltd.	4,958,000	4,945,112
Sohu.com, Inc. (a)	8,972	445,101
Tencent Holdings Ltd.	194,000	6,205,015
Want Want China Holdings Ltd.	4,782,000	7,366,463
		76,225,444
COLOMBIA - 0.4%
Ecopetrol SA ADR	37,163	2,026,127

EGYPT - 0.8%
Commercial International Bank Egypt SAE	249,338	1,122,251
Egyptian Financial Group - Hermes Holding SAE (a)	1,654,626	2,444,343
		3,566,594
GUERNSEY - 0.0%
Chariot Oil & Gas Ltd. (a)	844,099	230,794

INDIA - 12.0%
ACC Ltd. (a)	135,687	2,900,196
Axis Bank Ltd.	241,258	5,792,805
HCL Technologies Ltd.	658,476	9,645,257
Housing Development Finance Corp.	375,300	5,718,494
IDFC, Ltd.	1,730,202	4,587,577
Mahindra & Mahindra Ltd.	637,324	10,123,511
Satyam Computer Services Ltd. (a)	1,109,956	2,628,199
Shriram Transport Finance Co. Ltd.	376,300	4,815,820
Tech Mahindra Ltd.	383,018	7,485,889
Titan Industries Ltd.	539,906	2,550,151
		56,247,899

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

INDONESIA - 3.4%
Bank Mandiri Persero Tbk PT	3,238,500	$3,344,789
Bank Negara Indonesia Persero Tbk PT	8,287,000	4,317,152
Perusahaan Gas Negara Persero Tbk PT	5,957,500	3,655,950
Semen Gresik Persero Tbk PT	2,512,500	4,589,505
		15,907,396
MALAYSIA - 2.7%
CIMB Group Holdings Bhd	2,341,300	5,790,928
Public Bank Bhd	303,100	1,590,748
Public Bank Bhd - Foreign Market	998,600	5,256,638
		12,638,314
MEXICO - 4.2%
America Movil SAB de CV, Series L ADR	485,100	10,167,696
Corp. GEO SAB de CV (a)	2,247,955	1,354,075
Desarrolladora Homex SAB de CV (a)	387,914	586,357
Wal-Mart de Mexico SAB de CV, Series V	2,356,060	7,706,368
		19,814,496
PANAMA - 1.1%
Copa Holdings SA, Class A	41,866	5,007,592

RUSSIA - 4.3%
NovaTek OAO GDR Reg S	49,196	5,301,096
Sberbank of Russia ADR	939,237	12,083,396
X5 Retail Group NV GDR Reg S (a)	147,850	2,492,915
		19,877,407
SOUTH AFRICA - 3.0%
Africa Oil Corp. (a)	764,848	5,405,925
Massmart Holdings Ltd.	131,627	2,723,352
Naspers Ltd., N Shares	96,959	6,041,136
		14,170,413
SOUTH KOREA - 17.1%
Celltrion, Inc.	41,237	1,982,164
Cheil Industries, Inc.	57,280	4,562,672
Daum Communications Corp.	49,602	4,079,554
E-Mart Co., Ltd.	24,964	4,936,724
Fila Korea Ltd.	21,265	1,227,559
Hankook Tire Co. Ltd.	46,302	2,005,576
Hyundai Glovis Co., Ltd.	30,777	5,337,878
Hyundai Marine & Fire Insurance Co., Ltd. (a)	130,760	3,756,353
Hyundai Mobis	17,196	4,827,348
Hyundai Wia Corp.	14,979	2,234,380
LG Household & Health Care Ltd.	4,461	2,452,264
Mando Corp.	25,966	2,731,010
NCSoft Corp.	19,340	2,707,855
NHN Corp.	34,125	8,249,765
Orion Corp.	232	227,081
Samsung Electronics Co., Ltd.	16,444	22,413,672
Samsung Fire & Marine Insurance Co., Ltd.	31,497	6,173,891
		79,905,746

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

TAIWAN - 11.2%
China Life Insurance Co., Ltd. (a)	10,832,064	$10,825,811
Delta Electronics, Inc.	1,665,000	6,983,593
Far Eastern Department Stores Co., Ltd.	3,415,502	3,052,325
Hon Hai Precision Industry Co., Ltd.	4,063,839	11,309,732
HTC Corp.	287,000	2,349,650
Taiwan Semiconductor Manufacturing Co., Ltd.	5,257,310	17,608,078
		52,129,189
THAILAND - 2.2%
Kasikornbank PCL NVDR	870,800	6,205,589
Siam Commercial Bank PCL NVDR	637,000	3,873,940
		10,079,529
TURKEY - 1.4%
Turkiye Garanti Bankasi A/S	1,252,093	6,648,889

TURKMENISTAN - 4.6%
Dragon Oil Plc.	2,180,522	21,535,856

UNITED KINGDOM - 3.7%
Gulf Keystone Petroleum Ltd. (a)	2,978,583	7,921,692
Tullow Oil Plc.	512,738	9,598,374
		17,520,066
Total Common Stocks (cost $379,904,302)		440,396,414

PREFERRED STOCKS - 5.2%
BRAZIL - 3.5%
Banco Bradesco SA	428,481	7,228,479
Companhia Energetica de Minas Gerais	248,652	2,917,500
Itau Unibanco Holding SA	153,500	2,728,551
Itausa - Investimentos Itau SA	641,888	3,332,132
		16,206,662
SOUTH KOREA - 1.7%
Samsung Electronics Co., Ltd.	10,144	7,942,867

Total Preferred Stocks (cost $15,619,514)		24,149,529

TOTAL INVESTMENTS - 99.4% (cost $395,523,816)		464,545,943
Other assets less liabilities - 0.6%		2,762,927
NET ASSETS - 100.0%		$467,308,870

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depository Receipt.

NVDR - Non-Voting Depositary Receipt.

PCL - Public Company Limited.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund
ABFG

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2013, the aggregate cost of investment securities for income tax purposes was $395,523,816. Net unrealized appreciation aggregated $69,022,127 of which $97,599,775 related to appreciated investment securities and $28,577,648 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$7,113,444	$—	$—	$7,113,444
Australia	1,356,353	—	—	1,356,353
Brazil	16,653,969	—	—	16,653,969
Canada	1,740,897	—	—	1,740,897
China	445,101	75,780,343	—	76,225,444
Colombia	2,026,127	—	—	2,026,127
Egypt	3,566,594	—	—	3,566,594
Guernsey	—	230,794	—	230,794
India	—	56,247,899	—	56,247,899
Indonesia	—	15,907,396	—	15,907,396
Malaysia	5,256,638	7,381,676	—	12,638,314
Mexico	19,814,496	—	—	19,814,496
Panama	5,007,592	—	—	5,007,592
Russia	—	19,877,407	—	19,877,407
South Africa	8,129,277	6,041,136	—	14,170,413
South Korea	—	79,905,746	—	79,905,746
Taiwan	—	52,129,189	—	52,129,189
Thailand	—	10,079,529	—	10,079,529
Turkey	—	6,648,889	—	6,648,889
Turkmenistan	21,535,856	—	—	21,535,856
United Kingdom	—	17,520,066	—	17,520,066
Total Common Stocks	92,646,344	347,750,070	—	440,396,414
Preferred Stocks
Brazil	16,206,662	—	—	16,206,662
South Korea	—	7,942,867	—	7,942,867
Total Preferred Stocks	16,206,662	7,942,867	—	24,149,529
Total	$108,853,006	$355,692,937	$—	$464,545,943

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $368,535,942 and $105,291,121, respectively. $2,612,500 was transferred out of Level 2 into Level 1 and $2,032,734 was transferred out of Level 1 into Level 2 during the quarter ended March 31, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS - 97.6%
ARGENTINA - 0.5%
Arcos Dorados Holdings, Inc., Class A	144,818	$1,911,598

AUSTRALIA - 1.5%
Brambles Ltd.	453,305	4,019,198
Cochlear Ltd.	18,038	1,281,409
		5,300,607
BRAZIL - 1.5%
BM&F Bovespa SA	535,700	3,602,703
Odontoprev SA	361,900	1,649,437
		5,252,140
CANADA - 2.6%
Fairfax Financial Holdings Ltd.	11,147	4,360,038
Ritchie Bros. Auctioneers, Inc.	104,648	2,270,862
Ultra Petroleum Corp. (a)	134,411	2,701,661
		9,332,561
CHINA - 5.8%
Baidu, Inc. ADR (a)	31,800	2,788,860
China Mobile Ltd.	262,500	2,784,178
China Resources Enterprise Ltd.	882,000	2,620,803
Jardine Matheson Holdings Ltd.	58,000	3,781,932
Mindray Medical International Ltd. ADR	130,052	5,194,277
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,880,000	1,703,428
Tsingtao Brewery Co. Ltd., Class H	288,000	1,837,640
		20,711,118
DENMARK - 1.7%
Carlsberg A/S, B Shares	42,836	4,176,258
Jyske Bank A/S (a)	48,939	1,670,181
		5,846,439
GERMANY - 0.7%
Deutsche Boerse AG	41,102	2,493,375

GREECE - 1.7%
Coca-Cola Hellenic Bottling Co. SA (a)	226,206	6,064,752

INDONESIA - 0.5%
Bank Negara Indonesia Persero Tbk PT	3,029,000	1,577,972

IRELAND - 2.1%
CRH Plc.	56,128	1,242,145
Ryanair Holdings Plc. ADR	144,950	6,056,011
		7,298,156
JAPAN - 4.6%
Inpex Corp.	721	3,883,148
Namco Bandai Holdings, Inc.	162,900	2,881,610
Olympus Corp. (a)	93,200	2,211,543
Rohm Co., Ltd.	46,300	1,605,351
Tokyo Electron Ltd.	40,900	1,744,970
Yamaha Motor Co., Ltd.	295,800	4,005,517
		16,332,139
MEXICO - 0.7%
America Movil SAB de CV, Series L ADR	125,900	2,638,864

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

NETHERLANDS - 0.6%
QIAGEN NV (a)	93,000	$1,960,440

NORWAY - 1.0%
Norsk Hydro ASA	360,198	1,568,210
Schibsted ASA	46,662	2,088,088
		3,656,298
RUSSIA - 0.5%
Sberbank of Russia ADR (a)	126,657	1,629,457

SOUTH AFRICA - 2.8%
Clicks Group Ltd.	523,492	3,305,689
Naspers Ltd., N Shares	108,783	6,777,844
		10,083,533
SOUTH KOREA - 1.6%
Samsung Electronics Co., Ltd. GDR Reg S	8,516	5,735,770

SWEDEN - 6.3%
Atlas Copco AB, B Shares	201,284	5,099,791
Investor AB, B Shares	122,843	3,553,429
Svenska Handelsbanken AB, A Shares	240,585	10,290,101
Volvo AB, B Shares	226,287	3,303,753
		22,247,074
SWITZERLAND - 7.7%
Compagnie Financiere Richemont SA, Br A	95,629	7,529,037
Nestle SA	100,702	7,288,268
Roche Holding AG - Genusschein	32,060	7,473,928
Schindler Holding AG, Participating Certificates	35,148	5,155,340
		27,446,573
TAIWAN - 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	288,900	4,966,191

TURKEY - 1.4%
BIM Birlesik Magazalar A/S	56,630	2,760,265
Turkiye Garanti Bankasi A/S ADR	424,078	2,281,540
		5,041,805
TURKMENISTAN - 0.5%
Dragon Oil Plc.	184,446	1,821,675

UNITED KINGDOM - 9.7%
Aggreko Plc.	58,521	1,588,292
British American Tobacco Plc.	67,330	3,610,421
Bunzl Plc.	164,411	3,245,234
Hays Plc.	1,175,361	1,729,820
Prudential Plc.	623,157	10,121,071
Rolls-Royce Holdings Plc. (a)	331,662	5,706,981
Vodafone Group Plc.	1,029,349	2,920,978
Wolseley Plc.	111,803	5,575,773
		34,498,570

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

UNITED STATES - 40.2%
Altera Corp.	64,677	$2,294,093
Amazon.com, Inc. (a)	30,213	8,051,462
Bed Bath & Beyond, Inc. (a)	34,361	2,213,536
CarMax, Inc. (a)	100,830	4,204,611
Deere & Co.	30,157	2,592,899
Dolby Laboratories, Inc., Class A	57,562	1,931,781
eBay, Inc. (a)	146,371	7,936,236
EOG Resources, Inc.	34,849	4,463,111
Express Scripts Holding Co. (a)	14,921	860,196
Facebook, Inc., Class A (a)	57,859	1,480,033
First Republic Bank	86,906	3,356,310
FLIR Systems, Inc.	154,876	4,028,325
Google, Inc., Class A (a)	7,425	5,895,673
Harley-Davidson, Inc.	75,299	4,013,437
Illumina, Inc. (a)	32,712	1,766,448
Intuitive Surgical, Inc. (a)	2,734	1,342,913
Life Technologies Corp. (a)	66,267	4,282,836
Markel Corp. (a)	10,825	5,450,387
Mastercard, Inc., Class A	11,596	6,274,943
Mohawk Industries, Inc. (a)	36,007	4,073,112
Moody’s Corp.	91,196	4,862,571
National Oilwell Varco, Inc.	33,573	2,375,290
New York Community Bancorp, Inc.	282,270	4,050,574
Omnicom Group, Inc.	128,861	7,589,913
PepsiCo, Inc.	64,573	5,108,370
Philip Morris International, Inc.	37,989	3,521,960
Praxair, Inc.	25,784	2,875,947
Progressive Corp. (The)	81,446	2,058,140
Royal Caribbean Cruises Ltd.	114,321	3,797,744
Seattle Genetics, Inc. (a)	67,700	2,404,027
TD Ameritrade Holding Corp.	57,509	1,185,836
Teradata Corp. (a)	20,521	1,200,684
Teradyne, Inc. (a)	117,183	1,900,708
Tesla Motors, Inc. (a)	46,143	1,748,358
TripAdvisor, Inc. (a)	49,805	2,615,759
Visa, Inc., Class A	22,046	3,744,293
Walt Disney Co. (The)	75,483	4,287,434
Waters Corp. (a)	41,251	3,873,881
Weight Watchers International, Inc.	27,888	1,174,364
WellPoint, Inc.	39,680	2,628,006
Xilinx, Inc.	86,300	3,294,071
		142,810,272
Total Common Stocks (cost $298,545,606)		346,657,379

PREFERRED STOCKS - 0.5%
BRAZIL - 0.5%
Petroleo Brasileiro SA ADR (cost $2,257,140)	106,800	1,938,420

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

TOTAL INVESTMENTS - 98.1% (cost $300,802,746)	348,595,799
Other assets less liabilities - 1.9%	6,650,303
NET ASSETS - 100.0%	$355,246,102

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depository Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2013, the aggregate cost of investment securities for income tax purposes was $300,802,746. Net unrealized appreciation aggregated $47,793,053 of which $52,573,873 related to appreciated investment securities and $4,780,820 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$1,911,598	$—	$—	$1,911,598
Australia	—	5,300,607	—	5,300,607
Brazil	5,252,140	—	—	5,252,140
Canada	9,332,561	—	—	9,332,561
China	7,983,137	12,727,981	—	20,711,118
Denmark	—	5,846,439	—	5,846,439
Germany	—	2,493,375	—	2,493,375
Greece	—	6,064,752	—	6,064,752
Indonesia	—	1,577,972	—	1,577,972
Ireland	6,056,011	1,242,145	—	7,298,156
Japan	—	16,332,139	—	16,332,139
Mexico	2,638,864	—	—	2,638,864
Netherlands	1,960,440	—	—	1,960,440
Norway	—	3,656,298	—	3,656,298
Russia	—	1,629,457	—	1,629,457
South Africa	—	10,083,533	—	10,083,533
South Korea	—	5,735,770	—	5,735,770
Sweden	—	22,247,074	—	22,247,074
Switzerland	—	27,446,573	—	27,446,573
Taiwan	4,966,191	—	—	4,966,191
Turkey	2,281,540	2,760,265	—	5,041,805
Turkmenistan	1,821,675	—	—	1,821,675
United Kingdom	—	34,498,570	—	34,498,570
United States	142,810,272	—	—	142,810,272
Total Common Stocks	187,014,429	159,642,950	—	346,657,379
Preferred Stocks
Brazil	1,938,420	—	—	1,938,420
Total	$188,952,849	$159,642,950	$—	$348,595,799

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $115,850,042 and $134,742,676, respectively. $0 was transferred out of Level 2 into Level 1 and $4,075,906 was transferred out of Level 1 into Level 2 during the period ended March 31, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

COMMON STOCKS - 98.6%
AUSTRALIA - 7.9%
Aristocrat Leisure Ltd.	103,128	$394,654
Brambles Ltd.	33,139	293,825
Cochlear Ltd.	5,625	399,597
Mesoblast Ltd. (a)	17,876	114,684
Seek Ltd.	28,346	299,652
Treasury Wine Estates Ltd.	49,163	292,257
Woolworths Ltd.	7,780	274,662
		2,069,331
BELGIUM - 0.6%
Colruyt SA	3,016	145,789

BRAZIL - 1.0%
Vale SA ADR	15,200	262,808

CANADA - 2.0%
Cenovus Energy, Inc.	4,635	143,542
Fairfax Financial Holdings Ltd.	623	243,263
Potash Corp. of Saskatchewan, Inc.	3,559	139,788
		526,593
CHINA - 5.6%
Baidu, Inc. ADR (a)	1,600	140,320
BOC Hong Kong Holdings Ltd.	54,000	180,610
Cafe de Coral Holdings Ltd.	86,000	262,319
Jardine Strategic Holdings Ltd.	8,000	317,286
Li & Fung Ltd.	156,000	215,652
Mindray Medical International Ltd. ADR	5,812	232,131
Tsingtao Brewery Co. Ltd., Class H	22,000	140,375
		1,488,693
DENMARK - 4.0%
Carlsberg A/S, B Shares	6,785	661,498
Novo Nordisk A/S, B Shares	1,717	276,750
Novozymes A/S, B Shares	3,652	124,009
		1,062,257
FINLAND - 1.2%
Kone Oyj, B Shares	4,124	325,165

FRANCE - 2.0%
BioMerieux	1,656	156,292
Legrand SA	4,034	175,994
Total SA	4,031	193,061
		525,347
GERMANY - 1.3%
Adidas AG	2,185	227,130
Celesio AG	6,729	126,606
		353,736
INDIA - 1.3%
Gail India Ltd. GDR Reg S	3,908	137,301
Mahindra & Mahindra Ltd. GDR	12,995	207,439
		344,740
INDONESIA - 1.3%
Bank Negara Indonesia Persero Tbk PT	654,500	340,965

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

ITALY - 2.4%
EXOR SpA	9,238	$258,937
Fiat Industrial SpA	32,985	371,990
		630,927
JAPAN - 14.4%
Asahi Group Holdings Ltd.	16,200	387,384
Fast Retailing Co., Ltd.	1,200	383,744
Kao Corp.	12,500	404,274
MS&AD Insurance Group Holdings, Inc.	22,800	507,835
Namco Bandai Holdings, Inc.	18,000	318,410
Olympus Corp. (a)	11,600	275,257
Rakuten, Inc.	17,400	177,953
Sankyo Co., Ltd.	4,700	220,059
Shimano, Inc.	5,500	450,197
SMC Corp.	1,000	194,188
THK Co., Ltd.	18,200	361,636
Yamaha Motor Co., Ltd.	9,400	127,288
		3,808,225
MEXICO - 1.1%
Wal-Mart de Mexico SAB de CV, Series V	85,700	280,314

NETHERLANDS - 0.7%
QIAGEN NV (a)	8,356	174,457

PHILIPPINES - 0.8%
Puregold Price Club, Inc.	226,900	222,824

SINGAPORE - 1.2%
United Overseas Bank Ltd.	19,000	313,233

SOUTH AFRICA - 1.9%
Clicks Group Ltd.	37,316	235,639
Naspers Ltd., N Shares	4,374	272,527
		508,166
SOUTH KOREA - 3.0%
Samsung Electronics Co. Ltd.	900	606,176
Samsung Fire & Marine Insurance Co., Ltd.	967	189,547
		795,723
SPAIN - 2.2%
Corporacion Financiera Alba SA	3,144	137,532
Distribuidora Internacional de Alimentacion SA	61,705	428,258
		565,790
SWEDEN - 8.4%
Atlas Copco AB, B Shares	22,236	563,378
Investment AB Kinnevik, B Shares	11,005	267,155
Investor AB, B Shares	10,485	303,295
Scania AB, B Shares	19,515	409,424
Svenska Handelsbanken AB, A Shares	15,538	664,578
		2,207,830

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

SWITZERLAND - 8.1%
Geberit AG (a)	1,199	$295,642
Nestle SA	8,104	586,524
Roche Holding AG - Genusschein	3,367	784,925
Schindler Holding AG, Participating Certificates	2,071	303,765
UBS AG (a)	10,966	168,627
		2,139,483
TAIWAN - 1.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	57,150	318,611
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,000	189,090
		507,701
TURKEY - 2.3%
Turkiye Garanti Bankasi A/S ADR	111,905	602,049

UNITED KINGDOM - 18.8%
AMEC Plc.	6,000	96,421
ASOS Plc. (a)	7,937	404,584
BG Group Plc.	38,000	653,909
BHP Billiton Plc.	10,000	291,219
Hargreaves Lansdown Plc.	27,000	356,997
Imperial Tobacco Group Plc.	8,000	279,804
Intertek Group Plc.	7,000	361,708
John Wood Group Plc.	23,650	312,480
Johnson Matthey Plc.	10,000	350,811
Kazakhmys Plc.	12,000	71,806
Mitchells & Butlers Plc. (a)	44,195	219,268
Pearson Plc.	11,000	197,926
Rightmove Plc.	14,088	381,537
Standard Chartered Plc.	10,434	270,932
Unilever Plc.	11,647	492,637
Weir Group Plc. (The)	6,000	207,005
		4,949,044
UNITED STATES - 3.2%
Coca-Cola Enterprises, Inc.	11,387	420,408
Mettler-Toledo International, Inc. (a)	1,352	288,274
Protalix BioTherapeutics, Inc. (a)	26,513	145,556
		854,238
Total Common Stocks (cost $23,762,815)		26,005,428

PREFERRED STOCKS - 0.9%
BRAZIL - 0.9%
Itau Unibanco Holding SA ADR (cost $2,20,957)	13,500	240,300

TOTAL INVESTMENTS - 99.5% (cost $23,983,772)		26,245,728
Other assets less liabilities - 0.5%		128,631
NET ASSETS - 100.0%		$26,374,359

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)	Baillie Gifford International Choice Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2013, the aggregate cost of investment securities for income tax purposes was $23,983,772. Net unrealized appreciation aggregated $2,261,956 of which $2,787,241 related to appreciated investment securities and $525,285 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s assets carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$2,069,331	$—	$2,069,331
Belgium	—	145,789	—	145,789
Brazil	262,808	—	—	262,808
Canada	526,593	—	—	526,593
China	372,451	1,116,242	—	1,488,693
Denmark	—	1,062,257	—	1,062,257
Finland	—	325,165	—	325,165
France	—	525,347	—	525,347
Germany	—	353,736	—	353,736
India	137,301	207,439	—	344,740
Indonesia	—	340,965	—	340,965
Italy	—	630,927	—	630,927
Japan	—	3,808,225	—	3,808,225
Mexico	280,314	—	—	280,314
Netherlands	—	174,457	—	174,457
Philippines	—	222,824	—	222,824
Singapore	—	313,233	—	313,233
South Africa	—	508,166	—	508,166
South Korea	—	795,723	—	795,723
Spain	—	565,790	—	565,790
Sweden	—	2,207,830	—	2,207,830
Switzerland	—	2,139,483	—	2,139,483
Taiwan	507,701	—	—	507,701
Turkey	602,049	—	—	602,049
United Kingdom	—	4,949,044	—	4,949,044
United States	854,238	—	—	854,238
Total Common Stocks	3,543,455	22,461,973	—	26,005,428
Preferred Stocks
Brazil	240,300	—	—	240,300
Total	$3,783,755	$22,461,973	$—	$26,245,728

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $19,344,070 and $4,346,776, respectively. $0 was transferred out of Level 2 into Level 1 and $476,658 was transferred out of Level 1 into Level 2 during the period ended March 31, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)
Date	May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	May 15, 2013

By (Signature and Title)*		/s/ Nigel Cessford
Nigel Cessford, Treasurer
(principal financial officer)

Date	May 15, 2013

* Print the name and title of each signing officer under his or her signature.